N-2	Jun. 25, 2026
Cover [Abstract]
Entity Central Index Key	0002061233
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	MORGAN STANLEY PRIVATE MARKETS AND ALTERNATIVES FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The following sentence is added to the fifth paragraph in the section of the Prospectus entitled “Investment Program - Investment Objective and Philosophy”:

Under normal circumstances, the Fund will, directly or indirectly, invest at least 25% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in each of (i) debt and debt-related securities; and (ii) equity and equity-related securities.